Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Notes payable and accrued interest	$ 7,199,135	$ 12,358,886	$ 0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,500,000	1,500,000	1,500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	150,000,000	150,000,000
Common stock, shares issued	2,208,446	1,233,148	788,437
Common stock, shares outstanding	2,207,458	1,232,160	788,437